Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011		Dec. 31, 2010		Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 24,668,747		$ 2,209,941		$ 5,953,639
Restricted cash	100,826		100,651
Accounts receivable	91,007		778,769		258,855
Inventories, net	1,134,508		1,024,250		39,970
Prepaid expenses and other current assets	100,062		176,259		138,712
Total current assets	26,095,150		4,289,870		6,391,176
Property and equipment, net	1,996,861		1,191,840		441,996
Other assets	876,351		334,855		57,982
Total assets	28,968,362		5,816,565		6,891,154
Current liabilities:
Accounts payable	768,946		1,196,861		1,240,397
Accrued rent			98,057		10,493
Accrued payroll	772,810		268,686		241,586
Accrued severance pay			18,260		371,596
Accrued vacation			153,155		117,619
Deferred revenue	25,000		25,000
Warranty reserve			36,850
Accrued other expenses	583,590		293,590		157,699
Current portion of long-term debt	2,257		419,384		21,663
Total current liabilities	2,152,603		2,509,843		2,161,053
Other accrued expenses, non-current portion	117,293
Long-term debt, net of current portion	913,041		1,589,468		8,852
Put option derivative liability	118,476		194,088
Derivative liability for conversion element of convertible promissory notes	13,108,276
Warrant derivative liability	1,625,552		2,240,962		2,778,191
Total liabilities	18,035,241		6,534,361		4,948,096
Redeemable convertible preference shares in subsidiary	3,458,632		3,337,476		3,290,994
Stockholders' equity (deficit):
Series C convertible preference shares of subsidiary	4,993,728
Preferred Stock	9,838,569	[1]		[2]		[3]
Common Stock	41,596	[4]	41,175	[5]	33,388	[6]
Additional paid-in capital	48,671,241		38,881,075		29,017,578
Accumulated deficit	(56,399,932)		(43,265,399)		(30,462,283)
Accumulated other comprehensive income	329,287		287,877		63,381
Total stockholders' equity (deficit)	7,474,489		(4,055,272)		(1,347,936)
Total Liabilities & Stockholders' equity (deficit)	$ 28,968,362		$ 5,816,565		$ 6,891,154

[1]	$0.001 par value, 10,000,000 shares authorized, 2,937,499.97 shares issued and outstanding at June 30, 2011
[2]	$0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2010
[3]	$0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2009
[4]	$0.001 par value, 300,000,000 shares authorized, 41,596,055 shares issued and outstanding at June 30, 2011
[5]	$0.001 par value; 300,000,000 shares authorized; 41,175,464 shares issued and outstanding at December 31, 2010
[6]	$0.001 par value; 300,000,000 shares authorized; 33,387,857 shares issued and outstanding at December 31, 2009